Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Other Additional Capital [Member]	Total
Balance at September 30 at Sep. 30, 2009				$ 923,204	$ 923,204
Net transfers to parent				(231,952)	(231,952)
Contribution of net operating assets to Parametric Sound Corporation and issuance of common shares to LRAD Corporation stockholders as a dividend	15,306	438,700		(454,006)
Contribution of net operating assets to Parametric Sound Corporation and issuance of common shares to LRAD Corporation stockholders as a dividend (in Shares)	15,306,064
Value of 1,400,000 warrants issued with subordinated notes		264,427			264,427
Share-based compensation expense					5,521
Net loss			(685,951)	(237,246)	(923,197)
Balance at September 30 at Sep. 30, 2010	15,306	703,127	(685,951)		32,482
Balance at September 30 (in Shares) at Sep. 30, 2010	15,306,064
Sale of common stock and warrants at $0.50 per share, net of offering costs of $43,554	2,000	954,446			956,446
Sale of common stock and warrants at $0.50 per share, net of offering costs of $43,554 (in Shares)	2,000,000
Common shares issued upon exercise of warrants at $0.30 per share applied to reduce subordinated notes	1,400	418,600			420,000
Common shares issued upon exercise of warrants at $0.30 per share applied to reduce subordinated notes (in Shares)	1,400,000
Common shares issued at $0.70 per share to pay subordinated notes	411	287,263			287,674
Common shares issued at $0.70 per share to pay subordinated notes (in Shares)	410,963
Common shares issued upon exercise of warrants at $0.75 per shares	400	299,600			300,000
Common shares issued upon exercise of warrants at $0.75 per shares (in Shares)	400,000
Share-based compensation expense		188,311			188,311
Stock options issued for tooling costs		20,000			20,000
Net loss			(1,484,458)		(1,484,458)
Balance at September 30 at Sep. 30, 2011	$ 19,517	$ 2,871,347	$ (2,170,409)		$ 720,455
Balance at September 30 (in Shares) at Sep. 30, 2011	19,517,027